Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2013


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Scheer, Rowlett & Associates Investment Management Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Rob Dionne
Title:		Director
Phone:		(416) 202-6690

Signature, place, and Date of Signing:

	"Rob Dionne"	Toronto, ON Canada	March 31, 2013
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		109,644,546

Form 13F Information Table Value Total:		$4,147,313,387


List of Other Included Managers:

	NONE


FORM 13F


















                     (SEC USE ONLY)

Name of Reporting Manager:Scheer Rowlett & Associates Investment Counsel Ltd

















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item
7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority
(Shares)


Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr.
V









in Instr.V





Agrium Inc.
COM
008916108
129,964,341
1,332,902
1,332,902
N/A
N/A

N/A
1,332,902
N/A
Bank of Nova Scotia
COM
064149107
398,698,943
6,852,617
6,852,617
N/A
N/A

N/A
6,852,617
N/A
Barrick Gold Corp.
COM
067901108
242,459,641
8,254,922
8,254,922
N/A
N/A

N/A
8,254,922
N/A
BCE Inc.
COM NEW
05534B760
32,251,685
690,394
690,394
N/A
N/A

N/A
690,394
N/A
Cameco Corp.
COM
13321L108
19,141,831
922,540
922,540
N/A
N/A

N/A
922,540
N/A
Canadian Imperial Bank of
Commerce
COM
136069101
305,964,063
3,901,157
3,901,157
N/A
N/A

N/A
3,901,157
N/A
Canadian National Railway
COM
136375102
188,439,949
1,875,079
1,875,079
N/A
N/A

N/A
1,875,079
N/A
Canadian Natural Resources Ltd.
COM
136385101
245,005,232
7,642,403
7,642,403
N/A
N/A

N/A
7,642,403
N/A
Celestica Inc.
SUB VTG SHS
15101Q108
28,325,937
3,509,480
3,509,480
N/A
N/A

N/A
3,509,480
N/A
Cenovus Energy Inc.
COM
15135U109
137,798,578
4,449,983
4,449,983
N/A
N/A

N/A
4,449,983
N/A
Domtar Corp
COM NEW
257559203
48,198,167
620,070
620,070
N/A
N/A

N/A
620,070
N/A
Gildan Activewear Class A
COM
375916103
93,837,592
2,352,191
2,352,191
N/A
N/A

N/A
2,352,191
N/A
Magna International Inc. Class A
COM
559222401
177,582,636
3,021,522
3,021,522
N/A
N/A

N/A
3,021,522
N/A
Manulife Financial Corp.
COM
56501R106
87,189,301
5,921,121
5,921,121
N/A
N/A

N/A
5,921,121
N/A
Penn West Petroleum Corp.
COM
707887105
31,414,850
2,922,703
2,922,703
N/A
N/A

N/A
2,922,703
N/A
Potash Corp. of Saskatchewan
COM
73755L107
196,941,993
5,014,617
5,014,617
N/A
N/A

N/A
5,014,617
N/A
Precision Drilling Corp.
COM 2010
74022D308
47,547,819
5,144,431
5,144,431
N/A
N/A

N/A
5,144,431
N/A
Research In Motion
COM
760975102
20,359,372
1,370,716
1,370,716
N/A
N/A

N/A
1,370,716
N/A
Rogers Comm Inc. Class B
CL B
775109200
154,799,676
3,030,810
3,030,810
N/A
N/A

N/A
3,030,810
N/A
Royal Bank of Canada
COM
780087102
338,865,837
5,625,339
5,625,339
N/A
N/A

N/A
5,625,339
N/A
Suncor Energy Inc.
COM
867224107
317,646,935
10,601,623
10,601,623
N/A
N/A

N/A
10,601,623
N/A
Talisman Energy Inc.
COM
87425E103
135,217,865
11,060,756
11,060,756
N/A
N/A

N/A
11,060,756
N/A
Teck Resources Ltd.
CL B
878742204
148,605,059
5,278,857
5,278,857
N/A
N/A

N/A
5,278,857
N/A
Telus Corp.
COM
87971M103
173,618,843
2,514,083
2,514,083
N/A
N/A

N/A
2,514,083
N/A
Thomson Reuters Corporation
COM
884903105
19,123,191
589,448
589,448
N/A
N/A

N/A
589,448
N/A
Toronto-Dominion Bank
COM NEW
891160509
428,314,052
5,144,782
5,144,782
N/A
N/A

N/A
5,144,782
N/A



4,147,313,387
109,644,546
109,644,546




109,644,546